JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 97.4%
Aerospace & Defense — 0.6%
AAR Corp.	19,500	366,600
Aerojet Rocketdyne Holdings, Inc. *	2,200	87,758
Moog, Inc., Class A	2,000	127,060
Park Aerospace Corp.	4,000	43,680
Vectrus, Inc. *	8,700	330,600

		955,698

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. *	600	36,540
Echo Global Logistics, Inc. *	4,300	110,811
Hub Group, Inc., Class A *	25,800	1,295,031

		1,442,382

Airlines — 0.0%(a)
Hawaiian Holdings, Inc.	1,700	21,913

Auto Components — 1.1%
Adient plc *	17,800	308,474
American Axle & Manufacturing Holdings, Inc. *	54,200	312,734
Cooper Tire & Rubber Co.	12,100	383,570
Dana, Inc.	46,900	577,808
Goodyear Tire & Rubber Co. (The)	16,400	125,788
Modine Manufacturing Co. *	3,100	19,375

		1,727,749

Automobiles — 0.1%
Winnebago Industries, Inc.	3,400	175,678

Banks — 6.3%
Ameris Bancorp	6,535	148,867
Associated Banc-Corp. (b)	10,100	127,462
Bancorp, Inc. (The) *	28,600	247,104
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	27,800	619,384
Bar Harbor Bankshares	4,300	88,365
Business First Bancshares, Inc.	5,800	87,000
California Bancorp, Inc. *	1,800	20,394
Capital Bancorp, Inc. *	2,200	20,812
Capstar Financial Holdings, Inc.	4,800	47,088
Cathay General Bancorp	4,800	104,064
CB Financial Services, Inc.	1,100	20,988
Central Valley Community Bancorp	1,900	23,465
Community Trust Bancorp, Inc.	864	24,417
ConnectOne Bancorp, Inc.	46,300	651,441
Customers Bancorp, Inc. *	21,300	238,560
Enterprise Financial Services Corp.	900	24,543
Financial Institutions, Inc.	10,900	167,860
First BanCorp (Puerto Rico)	106,200	554,364
First Bank	2,600	16,120
First Business Financial Services, Inc.	2,700	38,583
First Choice Bancorp	800	10,632
First Community Bankshares, Inc.	2,000	36,100
First Hawaiian, Inc.	4,950	71,626
First Horizon National Corp.	26,926	253,912
First Internet Bancorp	3,400	50,082
Great Southern Bancorp, Inc.	4,000	144,880
Hancock Whitney Corp.	14,300	268,983
Hanmi Financial Corp.	20,125	165,226
Hilltop Holdings, Inc.	16,200	333,396
Investar Holding Corp.	5,300	67,946
Investors Bancorp, Inc.	129,200	937,992
Macatawa Bank Corp.	5,400	35,262
Meridian Corp.	1,700	27,421
Metropolitan Bank Holding Corp. *	2,200	61,600
Mid Penn Bancorp, Inc.	1,900	32,889
Northeast Bank	2,400	44,160
OceanFirst Financial Corp.	49,300	674,917
PacWest Bancorp	14,533	248,224
Popular, Inc. (Puerto Rico)	18,300	663,741
RBB Bancorp	2,800	31,752
Select Bancorp, Inc. *	21,821	156,893
Shore Bancshares, Inc.	3,700	40,626
Sierra Bancorp	1,750	29,383
Signature Bank	6,300	522,837
Sterling Bancorp	15,200	159,904
Synovus Financial Corp.	13,400	283,678
Umpqua Holdings Corp.	46,900	498,078
United Community Banks, Inc.	10,600	179,458
Wintrust Financial Corp.	4,800	192,240
Zions Bancorp NA	24,800	724,656

		10,219,375

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	450	108,306

Biotechnology — 8.0%
Aduro Biotech, Inc. *	104,800	254,664
Akebia Therapeutics, Inc. * (b)	19,400	48,694
Alector, Inc. *	16,300	171,720
Allogene Therapeutics, Inc. * (b)	15,700	592,047
Amicus Therapeutics, Inc. *	32,800	463,136
AnaptysBio, Inc. *	27,900	411,525
Arrowhead Pharmaceuticals, Inc. *	17,200	740,632
Assembly Biosciences, Inc. *	14,900	244,956
Atara Biotherapeutics, Inc. *	2,900	37,584
Bluebird Bio, Inc. *	2,400	129,480
Blueprint Medicines Corp. *	6,900	639,630
Bridgebio Pharma, Inc. * (b)	8,200	307,664
Catalyst Pharmaceuticals, Inc. *	68,600	203,742
Coherus Biosciences, Inc. * (b)	21,100	386,974
Concert Pharmaceuticals, Inc. *	10,800	106,056
Dicerna Pharmaceuticals, Inc. *	24,500	440,755
Esperion Therapeutics, Inc. * (b)	8,100	301,077
FibroGen, Inc. *	7,000	287,840
Gritstone Oncology, Inc. * (b)	4,600	12,190
Heron Therapeutics, Inc. * (b)	34,700	514,254
Homology Medicines, Inc. *	12,600	134,820
Immunomedics, Inc. *	20,100	1,709,103
Insmed, Inc. *	14,800	475,672
Jounce Therapeutics, Inc. *	13,300	108,528
Kura Oncology, Inc. *	2,000	61,280
MeiraGTx Holdings plc *	11,300	149,612
Mustang Bio, Inc. * (b)	197,500	622,125
Radius Health, Inc. *	1,800	20,412
REVOLUTION Medicines, Inc. * (b)	5,100	177,480
Rhythm Pharmaceuticals, Inc. *	8,400	182,028
Sage Therapeutics, Inc. *	6,900	421,728
Sarepta Therapeutics, Inc. *	3,100	435,333
Sutro Biopharma, Inc. * (b)	3,900	39,195
Syros Pharmaceuticals, Inc. * (b)	80,100	708,084
TCR2 Therapeutics, Inc. * (b)	7,900	160,528
Translate Bio, Inc. *	31,100	423,271

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Viela Bio, Inc. * (b)	10,000	280,800
Vir Biotechnology, Inc. * (b)	10,900	374,197
Xencor, Inc. *	6,300	244,377
Y-mAbs Therapeutics, Inc. *	1,100	42,229

		13,065,422

Building Products — 1.3%
Builders FirstSource, Inc. *	14,600	476,252
Caesarstone Ltd.	19,200	188,160
Cornerstone Building Brands, Inc. *	14,400	114,912
Gibraltar Industries, Inc. *	2,800	182,392
JELD-WEN Holding, Inc. *	5,000	113,000
Masonite International Corp. *	3,700	364,080
PGT Innovations, Inc. *	4,300	75,336
Quanex Building Products Corp.	14,500	267,380
UFP Industries, Inc.	6,600	372,966

		2,154,478

Capital Markets — 1.8%
Blucora, Inc. *	24,500	230,790
Cowen, Inc., Class A (b)	33,229	540,636
Federated Hermes, Inc., Class B	29,600	636,696
Focus Financial Partners, Inc., Class A *	10,300	337,737
Houlihan Lokey, Inc.	3,600	212,580
Piper Sandler Cos.	2,800	204,400
Stifel Financial Corp.	7,900	399,424
Virtus Investment Partners, Inc.	2,900	402,085

		2,964,348

Chemicals — 1.5%
Avient Corp.	22,900	605,934
FutureFuel Corp.	10,800	122,796
Koppers Holdings, Inc. *	22,800	476,748
Kraton Corp. *	8,000	142,560
Minerals Technologies, Inc.	4,400	224,840
Orion Engineered Carbons SA (Germany)	21,800	272,718
PQ Group Holdings, Inc. *	2,900	29,754
Trinseo SA	9,500	243,580
Tronox Holdings plc, Class A	49,500	389,565

		2,508,495

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	14,300	524,238
ACCO Brands Corp.	77,450	449,210
Brink’s Co. (The)	5,700	234,213
Herman Miller, Inc.	9,700	292,552
HNI Corp.	7,400	232,212
KAR Auction Services, Inc.	9,600	138,240
Kimball International, Inc., Class B	29,000	305,660
Knoll, Inc.	35,400	426,924
Quad/Graphics, Inc.	38,600	116,958
Steelcase, Inc., Class A	34,900	352,839

		3,073,046

Communications Equipment — 1.0%
Cambium Networks Corp. *	39,200	661,304
Ciena Corp. *	3,550	140,899
Extreme Networks, Inc. *	85,900	345,318
PCTEL, Inc. *	22,300	126,218
Plantronics, Inc. (b)	26,900	318,496

		1,592,235

Construction & Engineering — 2.8%
Argan, Inc.	32,800	1,374,648
Comfort Systems USA, Inc.	8,100	417,231
EMCOR Group, Inc.	9,275	628,010
Great Lakes Dredge & Dock Corp. *	46,100	438,411
MasTec, Inc. * (b)	17,000	717,400
Primoris Services Corp.	21,300	384,252
Sterling Construction Co., Inc. * (b)	28,900	409,224
Tutor Perini Corp. *	19,400	215,922

		4,585,098

Construction Materials — 0.2%
US Concrete, Inc. *	10,700	310,728

Consumer Finance — 0.4%
Enova International, Inc. *	6,900	113,091
Nelnet, Inc., Class A	7,400	445,850
Oportun Financial Corp. *	10,700	126,153

		685,094

Containers & Packaging — 0.2%
Myers Industries, Inc.	7,200	95,256
O-I Glass, Inc.	13,600	144,024
Pactiv Evergreen, Inc. *	3,500	44,450

		283,730

Distributors — 0.4%
Core-Mark Holding Co., Inc.	22,100	639,353

Diversified Consumer Services — 0.4%
American Public Education, Inc. *	4,700	132,493
Houghton Mifflin Harcourt Co. *	151,400	261,922
Strategic Education, Inc.	1,300	118,911
WW International, Inc. *	10,000	188,700

		702,026

Diversified Telecommunication Services — 1.2%
ATN International, Inc.	1,800	90,252
Cogent Communications Holdings, Inc.	11,000	660,550
IDT Corp., Class B *	73,600	484,288
Liberty Latin America Ltd., Class A (Chile) *	32,200	265,650
Liberty Latin America Ltd., Class C (Chile) * (b)	29,052	236,483
Ooma, Inc. * (b)	18,200	237,510

		1,974,733

Electric Utilities — 0.7%
Genie Energy Ltd., Class B	4,200	33,600
IDACORP, Inc.	3,300	263,670
Portland General Electric Co.	13,575	481,912
Spark Energy, Inc., Class A (b)	50,600	420,992

		1,200,174

Electrical Equipment — 0.5%
Atkore International Group, Inc. *	32,300	734,179
Powell Industries, Inc.	3,100	74,803

		808,982

Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics, Inc. (b)	25,200	507,780
Fabrinet (Thailand) *	4,800	302,544
Itron, Inc. * (b)	2,500	151,850
Kimball Electronics, Inc. *	3,825	44,217
Methode Electronics, Inc.	23,500	669,750
Sanmina Corp. *	48,600	1,314,630
ScanSource, Inc. *	14,800	293,484
Vishay Intertechnology, Inc.	24,900	387,693
Vishay Precision Group, Inc. *	17,300	438,036

		4,109,984

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Energy Equipment & Services — 0.3%
NexTier Oilfield Solutions, Inc. *	36,100	66,785
Select Energy Services, Inc., Class A *	68,800	264,192
Solaris Oilfield Infrastructure, Inc., Class A (b)	29,400	186,396

		517,373

Entertainment — 0.2%
Cinemark Holdings, Inc. (b)	32,200	322,000

Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	4,400	46,200
Alexander & Baldwin, Inc.	12,100	135,641
Alexander’s, Inc.	500	122,610
American Assets Trust, Inc.	3,700	89,133
American Finance Trust, Inc.	21,200	132,924
Armada Hoffler Properties, Inc.	40,900	378,734
Broadstone Net Lease, Inc., Class A (b)	18,300	307,074
BRT Apartments Corp.	3,000	35,340
CareTrust REIT, Inc.	3,600	64,062
CatchMark Timber Trust, Inc., Class A	26,300	234,859
Chatham Lodging Trust	5,400	41,148
City Office REIT, Inc.	43,000	323,360
Columbia Property Trust, Inc.	9,500	103,645
Community Healthcare Trust, Inc.	800	37,408
CorePoint Lodging, Inc.	3,600	19,620
Cousins Properties, Inc.	10,860	310,487
DiamondRock Hospitality Co.	43,200	219,024
EastGroup Properties, Inc.	900	116,397
Essential Properties Realty Trust, Inc.	3,400	62,288
First Industrial Realty Trust, Inc.	17,600	700,480
Getty Realty Corp.	2,200	57,222
Gladstone Commercial Corp.	23,100	389,235
Global Medical REIT, Inc.	2,600	35,100
Global Net Lease, Inc.	43,700	694,830
Healthcare Realty Trust, Inc.	14,000	421,680
Highwoods Properties, Inc.	1,700	57,069
Hudson Pacific Properties, Inc.	6,300	138,159
Investors Real Estate Trust	500	32,585
Kite Realty Group Trust	4,000	46,320
Monmouth Real Estate Investment Corp.	18,100	250,685
New Senior Investment Group, Inc.	28,500	114,000
One Liberty Properties, Inc.	1,113	18,209
Physicians Realty Trust	16,200	290,142
Plymouth Industrial REIT, Inc.	11,100	136,974
PotlatchDeltic Corp.	11,400	479,940
QTS Realty Trust, Inc., Class A	3,100	195,362
Retail Properties of America, Inc., Class A	53,700	311,997
Retail Value, Inc.	6,600	82,962
Sabra Health Care REIT, Inc.	17,400	239,859
SITE Centers Corp.	2,000	14,400
STAG Industrial, Inc.	39,200	1,195,208
Sunstone Hotel Investors, Inc.	58,825	467,071
Urban Edge Properties	15,500	150,660
Xenia Hotels & Resorts, Inc.	51,900	455,682

		9,755,785

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc. *	9,700	403,035
Performance Food Group Co. *	22,400	775,488
PriceSmart, Inc.	5,800	385,410
Rite Aid Corp. * (b)	16,600	157,534

		1,721,467

Food Products — 0.6%
B&G Foods, Inc. (b)	10,800	299,916
Sanderson Farms, Inc.	3,600	424,692
Seneca Foods Corp., Class A *	3,700	132,201
TreeHouse Foods, Inc. *	1,500	60,795

		917,604

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	3,400	286,620
New Jersey Resources Corp. (b)	6,900	186,438
Southwest Gas Holdings, Inc.	7,500	473,250
Spire, Inc.	5,800	308,560

		1,254,868

Health Care Equipment & Supplies — 3.0%
Accuray, Inc. *	107,600	258,240
Alphatec Holdings, Inc. *	43,100	286,184
Apyx Medical Corp. *	44,300	208,653
Avanos Medical, Inc. *	4,800	159,456
Axogen, Inc. *	13,400	155,842
CONMED Corp.	600	47,202
Cutera, Inc. *	23,200	440,104
Inogen, Inc. * (b)	5,700	165,300
Integer Holdings Corp. *	2,600	153,426
Invacare Corp.	49,100	369,232
Natus Medical, Inc. *	12,700	217,551
NuVasive, Inc. * (b)	6,800	330,276
OraSure Technologies, Inc. *	10,400	126,568
Orthofix Medical, Inc. *	27,300	850,122
Outset Medical, Inc. * (b)	3,200	160,000
SI-BONE, Inc. *	20,500	486,260
Sientra, Inc. *	30,100	102,340
Utah Medical Products, Inc.	2,400	191,688
ViewRay, Inc. * (b)	67,700	236,950

		4,945,394

Health Care Providers & Services — 5.7%
American Renal Associates Holdings, Inc. * (b)	30,700	211,830
AMN Healthcare Services, Inc. *	10,200	596,292
Apollo Medical Holdings, Inc. * (b)	12,600	226,044
Cross Country Healthcare, Inc. *	51,600	334,884
Hanger, Inc. *	15,200	240,464
LHC Group, Inc. *	1,700	361,352
Magellan Health, Inc. *	20,900	1,583,802
MEDNAX, Inc. * (b)	40,800	664,224
National HealthCare Corp.	7,700	479,787
Owens & Minor, Inc. (b)	66,200	1,662,282
Providence Service Corp. (The) *	8,124	754,801
Select Medical Holdings Corp. *	39,500	822,390
Surgery Partners, Inc. *	18,600	407,340
Tenet Healthcare Corp. *	36,800	901,968

		9,247,460

Health Care Technology — 0.3%
NextGen Healthcare, Inc. *	24,000	305,760
Omnicell, Inc. * (b)	2,200	164,252

		470,012

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc. (b)	29,000	442,830
Boyd Gaming Corp.	5,100	156,519
Brinker International, Inc. (b)	14,200	606,624
Dine Brands Global, Inc.	6,500	354,835

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
International Game Technology plc	31,000	345,030
Penn National Gaming, Inc. * (b)	8,736	635,107

		2,540,945

Household Durables — 3.4%
Cavco Industries, Inc. *	900	162,279
Helen of Troy Ltd. *	2,900	561,208
Hooker Furniture Corp.	3,147	81,287
KB Home	18,900	725,571
Lifetime Brands, Inc.	23,400	221,130
Meritage Homes Corp. *	13,600	1,501,304
Sonos, Inc. *	76,400	1,159,752
Taylor Morrison Home Corp. *	24,100	592,619
Universal Electronics, Inc. *	11,800	445,332

		5,450,482

Household Products — 0.5%
Central Garden & Pet Co. *	4,300	171,699
Central Garden & Pet Co., Class A *	19,400	701,116

		872,815

Independent Power and Renewable Electricity Producers — 0.9%
Atlantic Power Corp. *	27,500	53,900
Clearway Energy, Inc.	26,800	661,960
Clearway Energy, Inc., Class C	24,000	647,040
Vistra Corp.	5,741	108,275

		1,471,175

Insurance — 1.4%
Ambac Financial Group, Inc. *	8,600	109,822
American Equity Investment Life Holding Co.	10,700	235,293
Argo Group International Holdings Ltd.	2,900	99,847
CNO Financial Group, Inc.	21,600	346,464
FedNat Holding Co.	19,000	120,080
Heritage Insurance Holdings, Inc.	2,600	26,312
James River Group Holdings Ltd.	7,400	329,522
National General Holdings Corp.	7,900	266,625
ProSight Global, Inc. *	11,900	134,946
Selective Insurance Group, Inc.	1,900	97,831
Stewart Information Services Corp.	7,400	323,602
Third Point Reinsurance Ltd. (Bermuda) *	5,600	38,920
United Insurance Holdings Corp.	3,400	20,604
Watford Holdings Ltd. (Bermuda) * (b)	1,600	36,704

		2,186,572

Interactive Media & Services — 0.6%
Cars.com, Inc. *	53,300	430,664
Liberty TripAdvisor Holdings, Inc., Class A *	158,800	274,724
Yelp, Inc. *	10,600	212,954

		918,342

Internet & Direct Marketing Retail — 0.3%
Groupon, Inc. *	10,030	204,612
Overstock.com, Inc. * (b)	4,100	297,865

		502,477

IT Services — 2.7%
Evo Payments, Inc., Class A *	21,700	539,245
KBR, Inc.	38,900	869,804
NIC, Inc.	15,200	299,440
Perspecta, Inc.	18,500	359,825
Science Applications International Corp.	8,000	627,360
StarTek, Inc. *	93,400	490,350
TTEC Holdings, Inc.	22,800	1,243,740

		4,429,764

Leisure Products — 0.0% (a)
Acushnet Holdings Corp.	500	16,805

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. * (b)	5,700	277,191
Berkeley Lights, Inc. * (b)	7,000	534,520
Personalis, Inc. *	30,500	660,935

		1,472,646

Machinery — 1.0%
Columbus McKinnon Corp.	11,400	377,340
Gencor Industries, Inc. *	3,300	36,399
Meritor, Inc. *	16,000	335,040
Mueller Industries, Inc.	4,600	124,476
Park-Ohio Holdings Corp.	2,300	36,961
Terex Corp.	40,400	782,144

		1,692,360

Marine — 0.2%
Costamare, Inc. (Monaco)	53,000	321,710

Media — 1.4%
AMC Networks, Inc., Class A * (b)	9,700	239,687
EW Scripps Co. (The), Class A	28,800	329,472
Fluent, Inc. *	41,900	103,912
Gray Television, Inc. *	22,700	312,579
Meredith Corp. (b)	44,000	577,280
Nexstar Media Group, Inc., Class A (b)	4,900	440,657
Sinclair Broadcast Group, Inc., Class A (b)	17,200	330,756

		2,334,343

Metals & Mining — 1.1%
Commercial Metals Co.	53,900	1,076,922
Kaiser Aluminum Corp.	1,200	64,308
SunCoke Energy, Inc.	33,200	113,544
Warrior Met Coal, Inc.	21,400	365,512
Worthington Industries, Inc.	5,200	212,056

		1,832,342

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc. (b)	24,200	218,042
Ares Commercial Real Estate Corp.	10,400	95,056
Colony Credit Real Estate, Inc.	6,600	32,406
Dynex Capital, Inc. (b)	5,300	80,613
Ellington Financial, Inc.	1,200	14,712
Great Ajax Corp.	1,600	13,264
Invesco Mortgage Capital, Inc.	1	3
KKR Real Estate Finance Trust, Inc.	2,700	44,631
Ladder Capital Corp.	39,800	283,376
PennyMac Mortgage Investment Trust	35,500	570,485
Redwood Trust, Inc. (b)	54,700	411,344
TPG RE Finance Trust, Inc. (b)	5,200	43,992
Two Harbors Investment Corp. (b)	8,100	41,229

		1,849,153

Multiline Retail — 0.4%
Big Lots, Inc.	8,600	383,560
Dillard’s, Inc., Class A (b)	3,800	138,776
Macy’s, Inc. (b)	20,300	115,710

		638,046

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Multi-Utilities — 0.2%
Black Hills Corp.	4,700	251,403

Oil, Gas & Consumable Fuels — 1.9%
Arch Resources, Inc.	7,300	310,104
Berry Corp.	46,800	148,356
Bonanza Creek Energy, Inc. *	4,700	88,360
CNX Resources Corp. *	13,600	128,384
CVR Energy, Inc.	12,100	149,798
Dorian LPG Ltd. * (b)	23,300	186,633
Falcon Minerals Corp.	18,700	45,628
Green Plains, Inc. *	2,400	37,152
Magnolia Oil & Gas Corp., Class A * (b)	12,700	65,659
Par Pacific Holdings, Inc. *	17,700	119,829
PDC Energy, Inc. *	13,600	168,572
Renewable Energy Group, Inc. *	30,400	1,623,968
REX American Resources Corp. *	1,100	72,171

		3,144,614

Paper & Forest Products — 1.6%
Boise Cascade Co.	19,000	758,480
Clearwater Paper Corp. *	1,400	53,116
Louisiana-Pacific Corp.	24,600	725,946
PH Glatfelter Co.	3,800	52,326
Schweitzer-Mauduit International, Inc.	30,600	929,934
Verso Corp., Class A	12,500	98,625

		2,618,427

Personal Products — 0.3%
Edgewell Personal Care Co. *	16,500	460,020

Pharmaceuticals — 3.0%
AMAG Pharmaceuticals, Inc. * (b)	3,900	36,660
Arvinas, Inc. *	400	9,444
Cara Therapeutics, Inc. * (b)	9,500	120,888
Endo International plc *	160,500	529,650
Horizon Therapeutics plc *	21,800	1,693,424
Intersect ENT, Inc. *	31,000	505,610
Lannett Co., Inc. * (b)	100,200	612,222
NGM Biopharmaceuticals, Inc. * (b)	21,700	345,247
Phibro Animal Health Corp., Class A	5,700	99,180
Revance Therapeutics, Inc. *	2,800	70,392
TherapeuticsMD, Inc. * (b)	55,300	87,374
VYNE Therapeutics, Inc. * (b)	29,400	48,804
WaVe Life Sciences Ltd. * (b)	53,500	454,215
Zogenix, Inc. * (b)	13,200	236,676
Zynerba Pharmaceuticals, Inc. *	23,510	77,818

		4,927,604

Professional Services — 2.4%
ASGN, Inc. *	1,200	76,272
Barrett Business Services, Inc.	15,200	797,088
CBIZ, Inc. *	19,400	443,678
Heidrick & Struggles International, Inc.	13,700	269,205
ICF International, Inc.	5,700	350,721
Insperity, Inc.	1,200	78,588
Kelly Services, Inc., Class A	12,100	206,184
Korn Ferry	30,500	884,500
TriNet Group, Inc. *	9,300	551,676
TrueBlue, Inc. *	16,500	255,585

		3,913,497

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.	919	87,912
Realogy Holdings Corp. *	75,000	708,000
RMR Group, Inc. (The), Class A	2,000	54,940

		850,852

Road & Rail — 0.9%
ArcBest Corp.	46,800	1,453,608

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc. *	7,700	484,638
Alpha & Omega Semiconductor Ltd. *	28,074	359,909
Amkor Technology, Inc. *	29,400	329,280
GSI Technology, Inc. *	27,100	152,844
Ichor Holdings Ltd. *	11,500	248,055
NVE Corp.	2,900	142,332
PDF Solutions, Inc. *	8,600	160,906
Photronics, Inc. *	69,300	690,228
Rambus, Inc. *	6,700	91,723
SMART Global Holdings, Inc. * (b)	18,300	500,322
Ultra Clean Holdings, Inc. *	16,600	356,236

		3,516,473

Software — 4.8%
ACI Worldwide, Inc. *	2,700	70,551
American Software, Inc., Class A	16,500	231,660
Asana, Inc., Class A *	11,400	328,320
Avaya Holdings Corp. *	41,000	623,200
Cornerstone OnDemand, Inc. *	38,000	1,381,680
Digital Turbine, Inc. *	9,300	304,482
Domo, Inc., Class B *	11,600	444,628
eGain Corp. *	68,300	967,811
Envestnet, Inc. *	2,900	223,764
j2 Global, Inc. *	9,600	664,512
JFrog Ltd. (Israel) *	3,500	296,275
MicroStrategy, Inc., Class A *	4,600	692,576
Model N, Inc. *	3,100	109,368
Rimini Street, Inc. *	37,200	119,784
Rosetta Stone, Inc. *	7,400	221,852
SVMK, Inc. *	9,700	214,467
Verint Systems, Inc. *	12,700	611,886
Zuora, Inc., Class A *	26,200	270,908

		7,777,724

Specialty Retail — 2.6%
Aaron’s, Inc.	10,000	566,500
Bed Bath & Beyond, Inc. (b)	11,000	164,780
Genesco, Inc. *	10,500	226,170
Guess?, Inc.	28,900	335,818
Hibbett Sports, Inc. * (b)	16,600	651,052
MarineMax, Inc. *	9,800	251,566
ODP Corp. (The)	16,951	329,697
Rent-A-Center, Inc.	33,100	989,359
Signet Jewelers Ltd. (b)	5,600	104,720
Zumiez, Inc. *	23,400	650,988

		4,270,650

Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. *	51,900	396,516

Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. *	8,775	1,930,588
Wolverine World Wide, Inc.	13,700	354,008

		2,284,596

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance — 3.8%
ESSA Bancorp, Inc.	1,400	17,262
Essent Group Ltd.	26,400	977,064
Flagstar Bancorp, Inc.	26,900	797,047
FS Bancorp, Inc.	900	36,900
HomeStreet, Inc.	5,700	146,832
Luther Burbank Corp.	7,300	60,955
MGIC Investment Corp.	38,900	344,654
MMA Capital Holdings, Inc. *	900	20,259
Mr Cooper Group, Inc. *	57,900	1,292,328
NMI Holdings, Inc., Class A *	9,400	167,320
OP Bancorp	8,100	46,332
PennyMac Financial Services, Inc.	8,100	470,772
Provident Bancorp, Inc.	15,400	119,966
Provident Financial Services, Inc.	46,900	572,180
Radian Group, Inc.	36,900	539,109
Standard AVB Financial Corp.	1,100	35,915
Walker & Dunlop, Inc.	11,000	583,000

		6,227,895

Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc. *	10,400	323,128
BMC Stock Holdings, Inc. *	19,800	848,034
GMS, Inc. *	24,500	590,450
NOW, Inc. *	9,800	44,492
Veritiv Corp. *	7,500	94,950
WESCO International, Inc. *	28,500	1,254,570

		3,155,624

Water Utilities — 0.0% (a)
Consolidated Water Co. Ltd. (Cayman Islands)	1,400	14,574

Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	28,700	272,937

TOTAL COMMON STOCKS (Cost $144,500,235)		158,527,981

SHORT-TERM INVESTMENTS — 9.7%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(c)(d) (Cost $1,349,268)	1,349,268	1,349,268

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c)(d)	7,997,601	7,999,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c)(d)	6,496,497	6,496,497

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,496,796)		14,495,697

TOTAL SHORT-TERM INVESTMENTS (Cost $15,846,064)		15,844,965

Total Investments — 107.1% (Cost $160,346,299)		174,372,946
Liabilities in Excess of Other Assets — (7.1)%		(11,563,579)

Net Assets — 100.0%		162,809,367

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is $14,039,988.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	53	12/2020	USD	3,989,045	14,585

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$174,372,946	$—	$—	$174,372,946

Appreciation in Other Financial Instruments
Futures Contracts (a)	$14,585	$—	$—	$14,585

(a)	Please refer to the SOI for specifics of Portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a)(b)	$1,999,800	$15,000,000	$9,000,000	$300	$(900)	$7,999,200	7,997,601	$21,034	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b)	2,474,434	58,539,817	54,517,754	—	—	6,496,497	6,496,497	16,923	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	4,965,574	45,782,177	49,398,483	—	—	1,349,268	1,349,268	13,002	—

Total	$9,439,808	$119,321,994	$112,916,237	$300	$(900)	$15,844,965		$50,959	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.